Shareholder Report, Holdings (Details) - C000261613	Oct. 31, 2025
912797RV1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	30.70%
172967NB3 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
G76279101 | Roivant Sciences Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
025816CH0 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
05565AB28 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
446413106 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Technology007903107
Holdings [Line Items]
Percent of Total Investments	22.10%
Industrials008911BK4
Holdings [Line Items]
Percent of Total Investments	38.00%
Financials064058AJ9
Holdings [Line Items]
Percent of Total Investments	4.20%
U.S. Treasury Obligations912797RV1
Holdings [Line Items]
Percent of Total Investments	35.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%